Note 12 - Lease Obligations - Schedule of Future Minimum Lease Payments for Capital Leases (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
2018	€ 269
2019	215
2020	177
2021	105
2022 and thereafter	47
Total minimum lease payments	813
Less: amount representing interest	(30)
Present value of minimum lease payments	783
Less: current portion	(255)	€ (222)
Capital lease obligations, non-current	€ 528	€ 313